Note 8: Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Notes
Note 8: Accrued Liabilities

NOTE 8:  ACCRUED LIABILITIES

At December 31, 2014 and December 31, 2015 the Accrued liabilities balance was $80,110 and $84,116, respectively. The Company accrues unpaid wages, consulting costs, accrued notes payable interest, and accrued Internal Revenue Service penalty and interest in Accrued Liabilities. See Note 11 – Related Party Transactions.